additional statement of cash flow information	6 Months Ended
Jun. 30, 2024
additional statement of cash flow information
additional statement of cash flow information
31	additional statement of cash flow information

(a)Statements of cash flows – operating activities and investing activities

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Current
Accounts receivable	$(72)	$(8)	$108	$164
Inventories	9	4	(46)	(43)
Contract assets	12	10	23	14
Prepaid expenses	(56)	(50)	(191)	(186)
Unrealized change in held for trading derivatives (Note 4(d))	10	(4)	22	(5)
Accounts payable and accrued liabilities	192	18	(33)	(525)
Income and other taxes receivable and payable, net	38	(47)	81	(55)
Advance billings and customer deposits	25	13	38	44
Provisions	(46)	32	(91)	74
	112	(32)	(89)	(518)

Non-current
Contract assets	9	16	24	30
Unbilled customer finance receivables	115	(8)	67	(22)
Unrealized change in held for trading derivatives (Note 4(d))	32	12	89	28
Costs incurred to obtain or fulfill contracts with customers (Note 20)	(18)	(14)	(34)	(19)
Prepaid maintenance	2	3	3	8
Refundable security deposits and other	(6)	(6)	(1)	(20)
Provisions	(36)	(55)	(43)	(108)
Contract liabilities (Note 24)	7	9	19	7
Other post-employment benefit liabilities	6	—	4	5
Other long-term liabilities	(4)	1	(2)	3
	107	(42)	126	(88)
	$219	$(74)	$37	$(606)

INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment (Note 17)	$(690)	$(829)	$(1,326)	$(1,371)
Intangible assets subject to amortization (Note 18)	(299)	(258)	(534)	(474)
	(989)	(1,087)	(1,860)	(1,845)
Additions arising from leases (Note 17)	261	280	407	325
Additions arising from non-monetary transactions	37	—	37	—
Capital expenditures (Note 5)	(691)	(807)	(1,416)	(1,520)
Change in associated non-cash investing working capital	25	30	(62)	(233)
	$(666)	$(777)	$(1,478)	$(1,753)

(b)Changes in liabilities arising from financing activities

	Three-month period ended June 30, 2023						Three-month period ended June 30, 2024
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period	of period	received	payments	(Note 4(e))	Other	period
Dividends payable to holders of Common Shares	$506	$—	$(506)	$—	$526	$526	$554	$—	$(554)	$—	$577	$577
Dividends reinvested in shares from Treasury	—	—	186	—	(186)	—	—	—	123	—	(123)	—
	$506	$—	$(320)	$—	$340	$526	$554	$—	$(431)	$—	$454	$577
Short-term borrowings	$593	$101	$(100)	$—	$—	$594	$104	$1,040	$(100)	$—	$—	$1,044

Long-term debt
TELUS Corporation senior notes	$18,656	$—	$—	$(95)	$3	$18,564	$22,194	$—	$(1,100)	$45	$6	$21,145
TELUS Corporation commercial paper	1,874	1,744	(1,630)	(44)	—	1,944	1,172	1,165	(588)	11	—	1,760
TELUS Corporation credit facilities	1,145	—	—	—	(1)	1,144	1,144	—	(1,144)	—	—	—
TELUS Communications Inc. debentures	199	—	—	—	—	199	200	—	—	—	—	200
TELUS International (Cda) Inc. credit facility	2,086	92	(110)	(46)	1	2,023	1,791	57	(121)	18	—	1,745
Other	317	—	(21)	—	2	298	282	—	(1)	—	332	613
Lease liabilities	2,289	—	(129)	(6)	262	2,416	2,583	—	(154)	2	257	2,688
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(79)	1,648	(1,656)	148	11	72	7	607	(600)	(52)	31	(7)
	26,487	3,484	(3,546)	(43)	278	26,660	29,373	1,829	(3,708)	24	626	28,144
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,648)	1,648	—	—	—	—	(607)	607	—	—	—
	$26,487	$1,836	$(1,898)	$(43)	$278	$26,660	$29,373	$1,222	$(3,101)	$24	$626	$28,144

	Six-month period ended June 30, 2023						Six-month period ended June 30, 2024
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of	Beginning	Issued or	repayments	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period	of period	received	or payments	(Note 4(e))	Other	period
Dividends payable to holders of Common Shares	$502	$—	$(1,008)	$—	$1,032	$526	$550	$—	$(1,104)	$—	$1,131	$577
Dividends reinvested in shares from Treasury	—	—	370	—	(370)	—	—	—	314	—	(314)	—
	$502	$—	$(638)	$—	$662	$526	$550	$—	$(790)	$—	$817	$577
Short-term borrowings	$104	$590	$(100)	$—	$—	$594	$104	$1,040	$(100)	$—	$—	$1,044
Long-term debt
TELUS Corporation senior notes	$18,660	$500	$(500)	$(99)	$3	$18,564	$20,301	$1,800	$(1,100)	$150	$(6)	$21,145
TELUS Corporation commercial paper	1,458	3,704	(3,176)	(42)	—	1,944	1,021	1,876	(1,172)	35	—	1,760
TELUS Corporation credit facilities	1,145	—	—	—	(1)	1,144	1,144	—	(1,144)	—	—	—
TELUS Communications Inc. debentures	199	—	—	—	—	199	200	—	—	—	—	200
TELUS International (Cda) Inc. credit facility	914	1,313	(148)	(57)	1	2,023	1,781	113	(211)	63	(1)	1,745
Other	321	—	(173)	—	150	298	288	—	(7)	—	332	613
Lease liabilities	2,340	—	(259)	6	329	2,416	2,614	—	(332)	8	398	2,688
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(80)	3,194	(3,208)	160	6	72	13	1,210	(1,195)	(167)	132	(7)
	24,957	8,711	(7,464)	(32)	488	26,660	27,362	4,999	(5,161)	89	855	28,144
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long – term debt	—	(3,194)	3,194	—	—	—	—	(1,210)	1,210	—	—	—
	$24,957	$5,517	$(4,270)	$(32)	$488	$26,660	$27,362	$3,789	$(3,951)	$89	$855	$28,144